MFS(R)/Sun Life Series Trust

                              Mid Cap Growth Series

                              Mid Cap Value Series

                      Supplement to the Current Prospectus

Effective June 19, 2006, the applicable portions of the Portfolio Management section of the Prospectus is hereby revised as follows:

Portfolio Management

Information regarding the portfolio manager of the series is set forth below. Further information regarding the series' portfolio manager, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the series' SAI. The portfolio manager is primarily responsible for the day-to-day management of the series.


Series                      Portfolio Manager           Primary Role        Since      Title and Five Year History
------                      -----------------           ------------        -----      ---------------------------
Mid Cap Value Series        Jonathan W. Sage             Portfolio        June 2006    Vice    President   of   MFS;
                                                          Manager                      employed in the investment management
                                                                                       area of MFS since 2000.

Mid Cap Growth Series       Matthew Krummell             Portfolio        June 2006    Vice    President   of   MFS;
                                                          Manager                      employed  in  the  investment
                                                                                       management  area of MFS since
                                                                                       2001.




                  The date of this Supplement is June 21, 2006.